Composition of Other Intangible Assets, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 20,873	$ 20,027
Accumulated Amortization	(11,976)	(12,435)
Net Amount	8,897	7,592
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Gross Amount	2,884	4,139
Accumulated Amortization	(480)	(2,365)
Net Amount	$ 2,404	1,774
Customer Lists | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	6 years
Customer Lists | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	14 years
Non-Network Internal-Use Software
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 16,135	14,542
Accumulated Amortization	(10,913)	(9,620)
Net Amount	$ 5,222	4,922
Non-Network Internal-Use Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	3 years
Non-Network Internal-Use Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	8 years
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 1,854	1,346
Accumulated Amortization	(583)	(450)
Net Amount	$ 1,271	$ 896
Other Intangible Assets | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	5 years
Other Intangible Assets | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	25 years